Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [Member]	Capital reserve [Member]	General reserve [Member]	Exchange reserve [Member]	PRC statutory and other reserves [member]	Retained profits [Member]	Attributable to equity shareholders of the Company [member]	Non-controlling interests [Member]
Beginning balance at Dec. 31, 2016	¥ 982,138	¥ 402,130	¥ (265,308)	¥ 72	¥ 609	¥ 305,205	¥ 536,313	¥ 979,021	¥ 3,117
Changes in equity
PROFIT FOR THE YEAR	114,414						114,279	114,279	135
Change in value of available-for-sale financial assets	(5)		(5)					(5)
Currency translation differences	(735)				(735)			(735)
Share of other comprehensive income (loss) of investments accounted for using the equity method	(1,038)		(1,038)					(1,038)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	112,636		(1,043)		(735)		114,279	112,501	135
Dividends approved in respect of previous year (note 34(b)(ii))	(22,211)						(22,204)	(22,204)	(7)
Dividends declared in respect of current year (note 34(b)(i))	(83,832)						(83,832)	(83,832)
Transfer to PRC statutory reserves (note 34(c)(ii))						21,808	(21,808)
Others	150					150		150
Ending balance (Previously stated [member]) at Dec. 31, 2017	988,881	402,130	(266,351)	72	(126)	327,163	522,748	985,636	3,245
Ending balance (Increase decrease due to changes in accounting policy required by IFRS15 and IFRS9 [member]) at Dec. 31, 2017	6,531		548			1,181	4,802	6,531
Ending balance (As restated [member]) at Dec. 31, 2017	995,412	402,130	(265,803)	72	(126)	328,344	527,550	992,167	3,245
Changes in equity
PROFIT FOR THE YEAR	117,951						117,781	117,781	170
Changes in the fair value of financial assets at fair value through other comprehensive income	(168)		(168)					(168)
Currency translation differences	1,160				1,160			1,160
Share of other comprehensive income (loss) of investments accounted for using the equity method	1,248		1,248					1,248
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	120,191		1,080		1,160		117,781	120,021	170
Dividends approved in respect of previous year (note 34(b)(ii))	(27,070)						(27,060)	(27,060)	(10)
Dividends declared in respect of current year (note 34(b)(i))	(32,870)						(32,870)	(32,870)
Transfer to PRC statutory reserves (note 34(c)(ii))						19,148	(19,148)
Others	146					147		147	(1)
Ending balance (Previously stated [member]) at Dec. 31, 2018	1,055,809	402,130	(264,723)	72	1,034	347,639	566,253	1,052,405	3,404
Ending balance (Increase decrease due to changes in accounting policy required by IFRS16 [member]) at Dec. 31, 2018	(3,106)					(336)	(2,770)	(3,106)
Ending balance (As restated [member]) at Dec. 31, 2018	1,052,703	402,130	(264,723)	72	1,034	347,303	563,483	1,049,299	3,404
Ending balance at Dec. 31, 2018	1,055,809
Changes in equity
PROFIT FOR THE YEAR	106,791						106,641	106,641	150
Changes in the fair value of financial assets at fair value through other comprehensive income	(75)		(75)					(75)
Currency translation differences	683				683			683
Share of other comprehensive income (loss) of investments accounted for using the equity method	442		442					442
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	107,841		367		683		106,641	107,691	150
Dividends approved in respect of previous year (note 34(b)(ii))	(25,097)						(25,059)	(25,059)	(38)
Dividends declared in respect of current year (note 34(b)(i))	(28,206)						(28,206)	(28,206)
Transfer to PRC statutory reserves (note 34(c)(ii))						1,929	(1,929)
Others	48					48		48
Ending balance at Dec. 31, 2019	¥ 1,107,289	¥ 402,130	¥ (264,356)	¥ 72	¥ 1,717	¥ 349,280	¥ 614,930	¥ 1,103,773	¥ 3,516